UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23075

Nuveen High Income November 2021 Target Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JHB
Nuveen High Income November 2021 Target Term Fund
Portfolio of Investments    September 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 130.6% (100.0% of Total Investments)
	CORPORATE BONDS – 128.5% (98.4% of Total Investments)
	Aerospace & Defense – 3.4%
$ 3,825	Arconic Inc	5.870%	2/23/22	BBB-	$3,997,125
676	Arconic Inc.	5.400%	4/15/21	BBB-	697,314
3,000	Bombardier Inc, 144A	8.750%	12/01/21	B	3,317,550
5,750	Bombardier Inc, 144A	5.750%	3/15/22	B	5,782,344
500	TransDigm Inc.	5.500%	10/15/20	B-	500,625
4,843	Triumph Group Inc.	4.875%	4/01/21	CCC+	4,673,495
18,594	Total Aerospace & Defense				18,968,453
	Airlines – 2.9%
5,675	Air Canada, 144A	7.750%	4/15/21	BB	6,157,375
1,675	American Airlines Group Inc., 144A	4.625%	3/01/20	BB-	1,679,187
48	Continental Airlines 2007-1 Class B Pass Through Trust	6.903%	4/19/22	BBB-	49,850
183	Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	11/10/19	A	189,936
1,500	United Continental Holdings Inc	6.000%	12/01/20	BB	1,563,750
6,700	Virgin Australia Holdings Ltd, 144A	7.875%	10/15/21	B-	6,666,500
15,781	Total Airlines				16,306,598
	Auto Components – 0.8%
4,441	IHO Verwaltungs GmbH, 144A	4.125%	9/15/21	BB+	4,396,590
	Automobiles – 1.1%
6,006	Aston Martin Capital Holdings Ltd, 144A	6.500%	4/15/22	B	6,144,919
	Banks – 1.5%
4,285	CIT Group Inc.	4.125%	3/09/21	BB+	4,298,926
2,100	Popular Inc.	7.000%	7/01/19	BB-	2,153,550
1,844	UniCredit SpA, 144A	3.750%	4/12/22	Baa1	1,762,812
8,229	Total Banks				8,215,288
	Building Products – 1.6%
2,750	Omnimax International Inc., 144A	12.000%	8/15/20	B-	2,866,875
5,825	Taylor Morrison Communities Inc. / Taylor Morrison Holdings II Inc., 144A	5.250%	4/15/21	BB	5,854,125
8,575	Total Building Products				8,721,000
	Chemicals – 3.5%
2,425	CF Industries Inc, 144A	3.400%	12/01/21	BBB-	2,388,230
3,000	Hexion Inc	6.625%	4/15/20	CCC+	2,820,000
1,250	Hexion Inc, 144A	10.375%	2/01/22	CCC+	1,215,625

JHB	Nuveen High Income November 2021 Target Term Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Chemicals (continued)
$ 500	Huntsman International LLC	4.875%	11/15/20	BB+	$509,375
2,325	Methanex Corp	5.250%	3/01/22	Baa3	2,379,721
6,230	Platform Specialty Products Corp, 144A	6.500%	2/01/22	B+	6,370,175
3,545	WR Grace & Co-Conn, 144A	5.125%	10/01/21	BB-	3,640,715
19,275	Total Chemicals				19,323,841
	Commercial Services & Supplies – 4.5%
6,345	ADT Security Corp/The	6.250%	10/15/21	BB-	6,655,968
4,267	APX Group Inc.	8.750%	12/01/20	CCC	4,267,000
600	Clean Harbors Inc	5.125%	6/01/21	BB+	601,500
6,250	GFL Environmental Inc, 144A	5.625%	5/01/22	B-	6,046,875
1,500	Pitney Bowes Inc.	3.625%	9/15/20	BBB-	1,479,375
5,450	RR Donnelley & Sons Co	7.875%	3/15/21	B-	5,783,813
500	RR Donnelley & Sons Co	7.000%	2/15/22	B-	515,000
24,912	Total Commercial Services & Supplies				25,349,531
	Construction & Engineering – 1.0%
1,628	AECOM Global II LLC / URS Fox US LP	5.000%	4/01/22	B+	1,645,745
4,000	HC2 Holdings Inc., 144A	11.000%	12/01/19	B-	4,020,000
5,628	Total Construction & Engineering				5,665,745
	Consumer Finance – 4.0%
4,585	Ally Financial Inc	4.125%	2/13/22	BB+	4,579,269
7,752	Credit Acceptance Corp	6.125%	2/15/21	BB	7,819,830
2,100	Navient Corp	6.625%	7/26/21	BB	2,189,250
6,225	Navient Corp	7.250%	1/25/22	BB	6,567,375
995	SLM Corp	5.125%	4/05/22	BB+	990,025
21,657	Total Consumer Finance				22,145,749
	Containers & Packaging – 1.1%
6,245	Owens-Brockway Glass Container Inc, 144A	5.000%	1/15/22	BB-	6,299,644
	Diversified Financial Services – 7.2%
6,000	Avation Capital SA, 144A	6.500%	5/15/21	BB-	6,015,000
6,475	Fly Leasing Ltd	6.375%	10/15/21	BB-	6,669,250
4,500	Jefferies Finance LLC / JFIN Co-Issuer Corp, 144A	6.875%	4/15/22	BB-	4,522,500
3,280	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 144A	5.250%	3/15/22	BB	3,288,200
4,625	Lincoln Finance Ltd, 144A	7.375%	4/15/21	BB+	4,775,683
8,027	Nationstar Mortgage LLC / Nationstar Capital Corp	6.500%	7/01/21	B+	8,036,632
2,798	Park Aerospace Holdings Ltd, 144A	3.625%	3/15/21	BB	2,727,714
4,280	PHH Corp	6.375%	8/15/21	N/R	4,333,500
39,985	Total Diversified Financial Services				40,368,479
	Diversified Telecommunication Services – 2.7%
9,195	CenturyLink Inc	5.800%	3/15/22	BB	9,355,912

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Diversified Telecommunication Services (continued)
$ 2,100	CenturyLink Inc.	5.625%	4/01/20	BB	$2,136,750
3,250	Cogent Communications Group Inc, 144A	5.375%	3/01/22	Ba3	3,298,750
175	Level 3 Financing Inc.	6.125%	1/15/21	BB	176,313
14,720	Total Diversified Telecommunication Services				14,967,725
	Electronic Equipment, Instruments & Components – 1.1%
6,137	Anixter Inc	5.125%	10/01/21	BBB-	6,244,397
	Energy Equipment & Services – 2.0%
2,500	Chesapeake Energy Corp	4.875%	4/15/22	B-	2,428,125
2,500	Resolute Energy Corp	8.500%	5/01/20	B+	2,503,125
4,116	SESI LLC	7.125%	12/15/21	BB-	4,173,624
1,974	Unit Corp	6.625%	5/15/21	BB-	1,974,000
11,090	Total Energy Equipment & Services				11,078,874
	Equity Real Estate Investment Trust – 5.2%
3,248	CoreCivic Inc.	4.125%	4/01/20	Ba1	3,236,794
3,706	Equinix Inc	5.375%	1/01/22	BB+	3,826,445
4,221	GEO Group Inc/The	5.875%	1/15/22	B+	4,242,105
3,275	Iron Mountain Inc, 144A	4.375%	6/01/21	BB-	3,283,188
8,290	iStar Inc	6.500%	7/01/21	BB	8,476,359
250	iStar Inc.	4.625%	9/15/20	BB	249,375
5,930	Realogy Group LLC / Realogy Co-Issuer Corp, 144A	5.250%	12/01/21	B1	5,959,650
28,920	Total Equity Real Estate Investment Trust				29,273,916
	Food & Staples Retailing – 0.3%
1,575	SUPERVALU Inc	6.750%	6/01/21	B	1,602,563
	Food Products – 1.2%
2,150	B&G Foods Inc	4.625%	6/01/21	B+	2,147,313
2,000	JBS USA LUX SA / JBS USA Finance Inc, 144A	7.250%	6/01/21	B+	2,030,000
1,700	JBS USA LUX SA / JBS USA Finance Inc, 144A	7.250%	6/01/21	B+	1,725,500
85	Smithfield Foods Inc, 144A	2.650%	10/03/21	BBB	81,012
1,010	Smithfield Foods Inc, 144A	3.350%	2/01/22	BBB	976,198
6,945	Total Food Products				6,960,023
	Gas Utilities – 0.3%
2,005	Ferrellgas LP / Ferrellgas Finance Corp	6.750%	1/15/22	B-	1,749,363
	Health Care Providers & Services – 6.4%
1,900	Acadia Healthcare Co Inc.	6.125%	3/15/21	B	1,909,500
914	Centene Corp	5.625%	2/15/21	BB+	931,137
7,000	CHS/Community Health Systems Inc	5.125%	8/01/21	B	6,807,500
310	Fresenius Medical Care US Finance II Inc, 144A	5.875%	1/31/22	BBB-	327,050
7,000	HCA Inc	7.500%	2/15/22	Ba2	7,665,000

JHB	Nuveen High Income November 2021 Target Term Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Health Care Providers & Services (continued)
$ 3,016	LifePoint Health Inc	5.500%	12/01/21	Ba2	$3,065,010
4,325	Owens & Minor Inc	3.875%	9/15/21	BB	4,057,391
4,395	Select Medical Corp	6.375%	6/01/21	B-	4,460,442
5,030	Tenet Healthcare Corp	4.375%	10/01/21	BB-	5,008,220
1,550	Tenet Healthcare Corp, 144A	7.500%	1/01/22	Ba3	1,617,812
35,440	Total Health Care Providers & Services				35,849,062
	Hotels, Restaurants & Leisure – 4.8%
7,375	International Game Technology PLC, 144A	6.250%	2/15/22	BB+	7,642,344
6,825	MGM Resorts International	6.625%	12/15/21	BB	7,231,087
4,922	NCL Corp Ltd, 144A	4.750%	12/15/21	BB+	4,965,068
2,000	Scientific Games International Inc	6.625%	5/15/21	CCC+	1,990,000
4,750	Studio City Co Ltd, 144A	7.250%	11/30/21	BB-	4,916,250
25,872	Total Hotels, Restaurants & Leisure				26,744,749
	Household Durables – 6.7%
7,725	Beazer Homes USA Inc	8.750%	3/15/22	B3	8,169,187
1,510	Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	B+	1,515,662
3,960	KB Home	7.000%	12/15/21	BB-	4,172,850
2,500	Lennar Corp	4.750%	4/01/21	BBB-	2,532,200
1,250	Lennar Corp	6.250%	12/15/21	BBB-	1,307,813
450	Lennar Corp	4.125%	1/15/22	BBB-	447,206
4,000	M/I Homes Inc.	6.750%	1/15/21	BB-	4,079,800
5,205	Meritage Homes Corp	7.000%	4/01/22	BB	5,595,375
4,375	New Home Co Inc/The	7.250%	4/01/22	B-	4,462,500
2,500	PulteGroup Inc.	4.250%	3/01/21	BB+	2,506,250
500	Toll Brothers Finance Corp	5.875%	2/15/22	BBB-	523,750
2,250	TRI Pointe Group Inc	4.875%	7/01/21	BB-	2,250,000
36,225	Total Household Durables				37,562,593
	Household Products – 1.2%
6,325	Spectrum Brands Holdings Inc	7.750%	1/15/22	B-	6,511,587
	Independent Power & Renewable Electricity Producers – 3.6%
1,000	AES Corp/VA	4.000%	3/15/21	BB+	997,500
3,550	Atlantica Yield plc, 144A	7.000%	11/15/19	BB+	3,621,000
2,000	Calpine Corp, 144A	6.000%	1/15/22	BB+	2,021,500
7,397	DPL Inc	7.250%	10/15/21	BBB-	7,998,006
6,675	Talen Energy Supply LLC	4.600%	12/15/21	B-	5,707,125
20,622	Total Independent Power & Renewable Electricity Producers				20,345,131
	Industrial Conglomerates – 1.7%
7,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp	5.875%	2/01/22	BB+	7,093,450
2,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp	6.250%	2/01/22	BB+	2,050,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial Conglomerates (continued)
$ 500	Techniplas LLC, 144A	10.000%	5/01/20	B-	$ 472,500
9,500	Total Industrial Conglomerates				9,615,950
	Insurance – 0.7%
78	CNO Financial Group Inc.	4.500%	5/30/20	BB+	78,780
3,897	Genworth Holdings Inc	7.625%	9/24/21	B	3,945,712
3,975	Total Insurance				4,024,492
	Internet & Direct Marketing Retail – 1.0%
5,155	Netflix Inc	5.500%	2/15/22	Ba3	5,313,516
	IT Services – 0.8%
4,500	Alliance Data Systems Corp, 144A	5.875%	11/01/21	N/R	4,590,000
	Leisure Products – 0.6%
3,570	Mattel Inc	2.350%	8/15/21	B+	3,230,850
	Machinery – 0.5%
1,000	CNH Industrial Capital LLC	4.875%	4/01/21	BBB	1,024,823
1,850	CNH Industrial Capital LLC	3.875%	10/15/21	BBB	1,844,826
2,850	Total Machinery				2,869,649
	Media – 11.3%
4,824	AMC Entertainment Holdings Inc	5.875%	2/15/22	B	4,860,180
2,500	Cablevision Systems Corp	8.000%	4/15/20	B-	2,634,375
8,900	Cequel Communications Holdings I LLC / Cequel Capital Corp, 144A	5.125%	12/15/21	B	8,977,875
8,580	Clear Channel International BV, 144A	8.750%	12/15/20	B+	8,856,276
5,770	CSC Holdings LLC	6.750%	11/15/21	B2	6,080,137
6,985	DISH DBS Corp	6.750%	6/01/21	BB	7,133,431
4,250	Lee Enterprises Inc/IA, 144A	9.500%	3/15/22	B2	4,425,313
4,160	National CineMedia LLC	6.000%	4/15/22	Ba3	4,212,000
5,121	Nexstar Broadcasting Inc, 144A	6.125%	2/15/22	B+	5,204,216
3,534	Sinclair Television Group Inc.	5.375%	4/01/21	B+	3,534,000
6,425	Urban One Inc, 144A	7.375%	4/15/22	B	6,360,750
576	WMG Acquisition Corp, 144A	5.625%	4/15/22	Ba3	583,920
61,625	Total Media				62,862,473
	Metals & Mining – 8.3%
6,500	AK Steel Corp	7.625%	10/01/21	B-	6,621,875
8,040	Allegheny Technologies Inc.	5.950%	1/15/21	B	8,170,650
2,000	Anglo American Capital PLC, 144A	4.125%	4/15/21	BBB-	2,010,600
2,000	Century Aluminum Co, 144A	7.500%	6/01/21	B+	2,020,000
5,705	Eldorado Gold Corp, 144A	6.125%	12/15/20	B	5,419,750
4,100	Ferroglobe PLC / Globe Specialty Metals Inc, 144A	9.375%	3/01/22	B+	4,330,625
6,350	First Quantum Minerals Ltd, 144A	7.000%	2/15/21	B	6,278,562

JHB	Nuveen High Income November 2021 Target Term Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Metals & Mining (continued)
$ 2,165	Freeport-McMoRan Inc	3.550%	3/01/22	BB+	$2,105,462
1,500	Glencore Finance Canada Ltd, 144A	4.950%	11/15/21	BBB+	1,545,915
3,200	Gold Fields Orogen Holdings BVI Ltd, 144A	4.875%	10/07/20	Baa3	3,168,000
3,963	Teck Resources Ltd	4.750%	1/15/22	BB+	4,040,477
413	Vale Overseas Ltd	4.375%	1/11/22	BBB+	416,098
45,936	Total Metals & Mining				46,128,014
	Mortgage Real Estate Investment Trust – 1.2%
6,500	Starwood Property Trust Inc	5.000%	12/15/21	BB-	6,548,750
	Multiline Retail – 0.0%
37	JC Penney Corp Inc.	5.650%	6/01/20	B	32,838
	Oil, Gas & Consumable Fuels – 13.6%
2,737	Ascent Resources Utica Holdings LLC / ARU Finance Corp, 144A	10.000%	4/01/22	BB-	3,085,968
3,260	Calumet Specialty Products Partners LP / Calumet Finance Corp	6.500%	4/15/21	B-	3,243,700
7,100	CNX Resources Corp	5.875%	4/15/22	BB-	7,109,230
1,020	DCP Midstream Operating LP, 144A	4.750%	9/30/21	BB+	1,035,300
480	DCP Midstream Operating LP	4.950%	4/01/22	BB+	487,200
2,000	Denbury Resources Inc, 144A	9.000%	5/15/21	B+	2,162,500
3,000	Enviva Partners LP / Enviva Partners Finance Corp	8.500%	11/01/21	BB-	3,102,810
6,559	FTS International Inc	6.250%	5/01/22	B	6,313,037
1,250	GasLog Ltd	8.875%	3/22/22	N/R	1,300,000
2,000	Ithaca Energy Inc., 144A	8.125%	7/01/19	CCC+	1,982,500
2,910	Martin Midstream Partners LP / Martin Midstream Finance Corp	7.250%	2/15/21	B-	2,902,725
2,172	Newfield Exploration Co	5.750%	1/30/22	BBB-	2,272,455
5,000	NuStar Logistics LP	4.750%	2/01/22	BB	4,975,000
4,475	Peabody Energy Corp, 144A	6.000%	3/31/22	BB	4,547,719
3,000	Petrobras Global Finance BV	5.375%	1/27/21	Ba2	3,048,750
2,000	Petrobras Global Finance BV	8.375%	5/23/21	Ba2	2,176,000
750	Petrobras Global Finance BV	6.125%	1/17/22	Ba2	774,263
3,483	Range Resources Corp	5.750%	6/01/21	BB+	3,583,136
2,059	Sabine Pass Liquefaction LLC	6.250%	3/15/22	BBB-	2,212,853
4,000	Southwestern Energy Co	4.100%	3/15/22	BB	3,985,000
3,070	Teekay Corp	8.500%	1/15/20	B+	3,124,247
4,500	Whiting Petroleum Corp	5.750%	3/15/21	BB	4,606,875
500	Williams Cos Inc/The	3.600%	3/15/22	BBB	496,982
4,000	WPX Energy Inc	6.000%	1/15/22	BB-	4,145,000
3,000	YPF SA, 144A	8.500%	3/23/21	B2	3,022,500
74,325	Total Oil, Gas & Consumable Fuels				75,695,750
	Pharmaceuticals – 2.7%
3,801	Bausch Health Cos Inc, 144A	5.625%	12/01/21	B-	3,786,746

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Pharmaceuticals (continued)
$ 2,500	Bausch Health Cos Inc, 144A	6.500%	3/15/22	BB-	$2,600,000
4,000	Endo Finance LLC, 144A	5.750%	1/15/22	B3	3,735,000
5,199	Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	BB	5,035,409
15,500	Total Pharmaceuticals				15,157,155
	Professional Services – 1.2%
7,000	Nielsen Finance LLC / Nielsen Finance Co, 144A	5.000%	4/15/22	BB	6,831,930
	Real Estate Management & Development – 0.5%
3,250	Yuzhou Properties Co Ltd, Reg S	6.000%	1/25/22	BB-	3,023,319
	Road & Rail – 0.8%
4,500	Hertz Corp/The	7.375%	1/15/21	B-	4,488,750
	Semiconductors & Semiconductor Equipment – 0.4%
350	Microchip Technology Inc, 144A	3.922%	6/01/21	Baa3	347,925
1,635	NXP BV / NXP Funding LLC, 144A	4.125%	6/01/21	BBB-	1,640,314
1,985	Total Semiconductors & Semiconductor Equipment				1,988,239
	Sovereign – 0.4%
2,000	Instituto Costarricense de Electricidad, 144A	6.950%	11/10/21	Ba2	2,015,000
	Specialty Retail – 4.5%
7,000	Foot Locker Inc	8.500%	1/15/22	BB+	7,892,500
7,000	GameStop Corp, 144A	6.750%	3/15/21	Ba1	7,150,500
2,000	Gap Inc./The	5.950%	4/12/21	Baa2	2,088,960
448	L Brands Inc	5.625%	2/15/22	Ba1	452,614
3,755	L Brands Inc.	6.625%	4/01/21	Ba1	3,958,146
3,815	Rent-A-Center Inc./TX	4.750%	5/01/21	B3	3,795,925
24,018	Total Specialty Retail				25,338,645
	Technology Hardware, Storage & Peripherals – 3.2%
7,000	Dell International LLC / EMC Corp, 144A	5.875%	6/15/21	BB+	7,210,002
1,750	NCR Corp	4.625%	2/15/21	BB	1,732,500
2,875	NCR Corp	5.875%	12/15/21	BB	2,903,750
6,085	Seagate HDD Cayman	4.250%	3/01/22	Baa3	6,045,986
17,710	Total Technology Hardware, Storage & Peripherals				17,892,238
	Thrifts & Mortgage Finance – 0.5%
2,553	Radian Group Inc.	7.000%	3/15/21	BB+	2,731,710
	Tobacco – 1.0%
5,320	Pyxus International Inc., 144A	8.500%	4/15/21	B2	5,532,800
	Trading Companies & Distributors – 1.3%
5,000	Aircastle Ltd	5.500%	2/15/22	BBB-	5,196,262

JHB	Nuveen High Income November 2021 Target Term Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Trading Companies & Distributors (continued)
$ 2,150	Fortress Transportation & Infrastructure Investors LLC, 144A	6.750%	3/15/22	B+	$ 2,203,750
7,150	Total Trading Companies & Distributors				7,400,012
	Transportation Infrastructure – 0.5%
3,000	Navigator Holdings Ltd, 144A, Reg S	7.750%	2/10/21	N/R	2,939,670
	Wireless Telecommunication Services – 3.7%
4,200	Digicel Ltd, 144A	6.000%	4/15/21	B3	3,895,500
6,675	Hughes Satellite Systems Corp	7.625%	6/15/21	BB-	7,210,869
1,475	Sprint Communications Inc	9.250%	4/15/22	BB+	1,674,125
6,375	Sprint Corp	7.250%	9/15/21	B+	6,733,594
1,029	T-Mobile USA Inc	4.000%	4/15/22	BB+	1,024,498
19,754	Total Wireless Telecommunication Services				20,538,586
$ 706,917	Total Corporate Bonds (cost $715,699,315)				717,586,156

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 1.4% (1.0% of Total Investments)
	Argentina – 0.3%
$ 2,000	Argentine Republic Government International Bond	6.875%	4/22/21	B+	$ 1,911,020
	Egypt – 0.3%
1,500	Egypt Government International Bond, 144A	6.125%	1/31/22	B	1,500,570
	Honduras – 0.3%
1,500	Honduras Government International Bond, 144A	8.750%	12/16/20	BB-	1,638,450
	Sri Lanka – 0.3%
1,500	Sri Lanka Government International Bond, 144A	5.750%	1/18/22	B+	1,472,922
	Turkey – 0.2%
1,125	Turkey Government International Bond	5.125%	3/25/22	BB	1,068,167
$ 7,625	Total Sovereign Debt (cost $8,050,278)				7,591,129

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 0.7% (0.6% of Total Investments)
	Independent Power & Renewable Electricity Producers – 0.7%
$ 4,000	Clearway Energy Inc., 144A	3.250%	6/01/20	N/R	$ 3,996,800
$ 4,000	Total Convertible Bonds (cost $3,947,160)				3,996,800
	Total Long-Term Investments (cost $727,696,753)				729,174,085
	Borrowings – (34.0)% (3), (4)				(190,000,000)
	Other Assets Less Liabilities – 3.4%				19,260,273
	Net Assets – 100%				$ 558,434,358

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$717,586,156	$ —	$717,586,156
Sovereign Debt	—	7,591,129	—	7,591,129
Convertible Bonds	—	3,996,800	—	3,996,800
Total	$ —	$729,174,085	$ —	$729,174,085
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of September 30, 2018.
Tax cost of investments	$727,770,880
Gross unrealized:
Appreciation	$ 7,438,540
Depreciation	(6,035,335)
Net unrealized appreciation (depreciation) of investments	$ 1,403,205

JHB	Nuveen High Income November 2021 Target Term Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Borrowings as a percentage of Total Investments is 26.1%.
(4)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen High Income November 2021 Target Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2018